Dividends	12 Months Ended
Mar. 31, 2026
Dividend [Abstract]
Dividends	9. Dividends
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2026			2025			2024
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Final dividend in respect of the prior year	30.88	894	617	39.12	811	643	37.60	1,325	56
Interim dividend in respect of the current year	16.35	729	80	15.84	718	59	19.40	393	320
	47.23	1,623	697	54.96	1,529	702	57.00	1,718	376
The Directors are proposing a final dividend for the year ended 31 March 2026 of 32.14p per share that would absorb approximately £1,598 million of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 23 July 2026 to shareholders who are on the register of members at 29 May 2026 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative